Note 15 - Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
LookoutMountainMember
Other Commitments, Description	A portion of our Lookout Mountain mineral claims are subject to a mining lease and agreement dated August 22, 2003 with Rocky Canyon Mining Company, as amended on June 1, 2008. The lease term was extended to 20 years on June 1, 2008, and thereafter for as long as minerals are mined on the project. Under this agreement, we are obligated to make monthly advance royalty payments of $72,000 per annum.	A portion of our Lookout Mountain mineral claims are subject to a mining lease and agreement dated August 22, 2003 with Rocky Canyon Mining Company, as amended on June 1, 2008. The lease term was extended to 20 years on June 1, 2008, and thereafter for as long as minerals are mined on the project. Under this agreement, we are obligated to make monthly advance royalty payments of $72,000 per annum.
EurekaMember
Other Commitments, Description	A portion of our Eureka mineral claims are subject to two mining leases with purchase option agreements dated July 12, 2012 with Silver International, Inc. The initial term of each of the agreements is ten years and may be extended for four additional periods of five years each. Under these agreements, we are obligated to make annual advance royalty payments of $10,000 per annum. A portion of our Eureka mineral claims are subject to a mining claim lease agreement dated November 1, 2012 with four individuals. The initial term of the agreement is five years and may be extended for an additional five years and annually as long as mining operations are being conducted on the property on a continuous basis. Under this agreement, we are obligated to make annual advance royalty payments of $15,000 per year.	A portion of our Eureka mineral claims are subject to two mining lease with purchase option agreements dated July 12, 2012 with Silver International, Inc. The initial term of each of the agreements is ten years and may be extended for four additional periods of five years each. Under these agreements, we are obligated to make annual advance royalty payments of $10,000 per annum. A portion of our Eureka mineral claims are subject to a mining claim lease agreement dated November 1, 2012 with four individuals. The initial term of the agreement is five years and may be extended for an additional five years and annually as long as mining operations are being conducted on the property on a continuous basis. Under this agreement, we are obligated to make annual advance royalty payments of $15,000 per year in 2016 and thereafter.
TalapoosaMember
Other Commitments, Description	A portion of the Talapoosa mineral claims is subject to a mining lease and option to purchase agreement dated June 21, 2011 with Nevada Bighorns Unlimited Foundation. The initial term of the agreement is 20 years and may be extended for an additional 20 years and thereafter as long as minimum payments are being paid and exploration, development or mining activities are taking place. Under this agreement, we are obligated to make annual minimum payments of $10.00 per acre ($12,800) through June 21, 2020, increasing by $5.00 per acre in 2021 and every five years thereafter, subject to a maximum annual payment of $30.00 per acre. A portion of the Talapoosa mineral claims are subject to a mining lease with option to purchase agreement dated June 2, 1997 with Sario Livestock Company. The initial term of the agreement is 20 years and may be extended for an additional period of 20 years. Under this agreement, we are obligated to make a minimum royalty payment of $9,600 per year. If the lease agreement is extended beyond the initial 20-year term, the minimum royalty payments increase to $48,000 per year. Another portion of the Talapoosa mineral claims is subject to a separate mining lease with option to purchase agreement with Sario Livestock Company dated September 11, 1989 and amended on July 13, 2010. The term of the agreement, as amended, is until September 10, 2029, with no right to extend the agreement beyond that date. Under this agreement, we are obligated to make a minimum royalty payment of $30,000 per year. A portion of the Talapoosa mineral claims is subject to a mining lease dated July 14, 1990, as amended on August 25, 1998 and July 13, 2010, with Sierra Denali Minerals Inc. The term of the agreement, as amended in July 2010, is 10 years and may be extended for two additional periods of five years each. Under this amended agreement, we are obligated to make minimum payments of $35,000 per year. Pursuant to the Amended Option Agreement at Talapoosa (see Note 5), we had an obligation to make a payment of $1 million by March 31, 2017, which payment was made. There are also future payment and property expenditure obligations of $17.5 million, including $2 million due by March 31, 2018.	A portion of the Talapoosa mineral claims is subject to a mining lease and option to purchase agreement dated June 21, 2011 with Nevada Bighorns Unlimited Foundation. The initial term of the agreement is 20 years and may be extended for an additional 20 years and thereafter as long as minimum payments are being paid and exploration, development or mining activities are taking place. Under this agreement, we are obligated to make annual minimum payments of $10.00 per acre ($12,800) through June 21, 2020, increasing by $5.00 per acre in 2021 and every five years thereafter, subject to a maximum annual payment of $30.00 per acre. A portion of the Talapoosa mineral claims are subject to a mining lease with option to purchase agreement dated June 2, 1997 with Sario Livestock Company. The initial term of the agreement is 20 years and may be extended for an additional period of 20 years. Under this agreement, we are obligated to make a minimum royalty payment of $9,600 per year. If the lease agreement is extended beyond the initial 20-year term, the minimum royalty payments increase to $48,000 per year. Another portion of the Talapoosa mineral claims is subject to a separate mining lease with option to purchase agreement with Sario Livestock Company dated September 11, 1989 and amended on July 13, 2010. The term of the agreement, as amended, is until September 10, 2029, with no right to extend the agreement beyond that date. Under this agreement, we are obligated to make a minimum royalty payment of $30,000 per year. A portion of the Talapoosa mineral claims is subject to a mining lease dated July 14, 1990, as amended on August 25, 1998 and July 13, 2010, with Sierra Denali Minerals Inc.. The term of the agreement, as amended in July 2010, is 10 years and may be extended for two additional periods of five years each. Under this amended agreement, we are obligated to make minimum payments of $35,000 per year.
KnightMember
Other Commitments, Description		During the year ended September 30, 2013, we announced that we had entered into a Lease and Option-to-Purchase Agreement (the 'Knight Agreement') to evaluate, explore, and develop a package of mineral claims in Nevada comprised of six separate properties, including the Iron Butte Project. Annual advance royalty payments of $25,000 commenced under the Knight Agreement in March 2015. In order to continue exploration of the properties subject to the Knight Agreement, we were required to issue 83,334 shares of our common stock in September 2014 (which were issued in October 2014 upon approval for listing by the NYSE MKT) and 125,000 shares of our common stock in March 2016. We also held an option to purchase the claims for $2,000,000, in addition to the share issuances described above, on or before March 2017. The Knight Agreement did not require any annual work commitments and provided us with a first right of refusal on certain other Nevada properties controlled by Mr. Knight and currently under lease to third parties. During the year ended September 30, 2015, we terminated the Knight Agreement and returned the properties to the underlying owner.
FederalAndCountyClaimMaintenanceFeesMember
Maintenance fees, mineral exploration properties	$ 285,000	$ 285,000	$ 300,000
Expected annual fees, mineral exploration properties		$ 285,000
Real Estate commitments
Other Commitments, Description	The Company has real estate lease commitments related to its facilities in Sparks, Nevada. As of March 31, 2017, lease obligations until the termination of the lease are $12,000. The Company’s office in Coeur d’Alene, Idaho and its facility in Eureka, Nevada are rented on a month-to-month basis.	We have real estate lease commitments related to our main office in Coeur d’Alene, Idaho and a facility in Reno, Nevada. Total office lease expenses for the years ended September 30, 2016 and 2015 are included in the consolidated statements of operations and comprehensive income (loss) as follows: 2016 2015 Mineral exploration expenses $ 56,850 $ 39,900 Other general and administrative expenses 42,000 42,000 Total $ 98,850 $ 81,900 Annual lease obligations until the expiration of the leases are as follows: For the year ending September 30, 2017 $ 30,000
Employment agreements
Other Commitments, Description		During the year ended September 30, 2016, the Board of Directors of the Company received a letter of resignation from Mr. Kiran Patankar, pursuant to which Mr. Patankar resigned as Chief Executive Officer and President of the Company effective January 20, 2016. Mr. Patankar claimed in his letter to the Board that his resignation was for “good reason” as set forth in Mr. Patankar’s employment agreement dated August 28, 2015. As such, Mr. Patankar would be owed severance payments by the Company as set forth in the agreement. The Company’s Board disagrees with Mr. Patankar’s characterization of the resignation. On January 19, 2016, the Board dismissed effective immediately Mr. Kiran Patankar as President and Chief Executive Officer of the Company. There have been ongoing discussions between Mr. Patankar and the Company, and no amounts have been accrued in the Company’s financial statements as of September 30, 2016 for severance benefits or claims as the Company is unable to estimate an obligation amount, if any. The Company has employment agreements with an executive employee that requires certain termination benefits and payments in defined circumstances.